Segment Information - Schedule of Revenues are Attributed to Geographic Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 361,374	$ 470,170	$ 1,473,427	$ 19,365,354
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	297,003	402,957	1,074,690	10,899,658
Outside Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 64,371	$ 67,213	$ 398,737	$ 8,465,696